Cover Page	12 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Algoma Steel Group Inc.
Entity Central Index Key	0001860805
Entity Emerging Growth Company	false